Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	12 Months Ended
	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	3,085,667	2,973,393
Granted (in shares)	1,016,211	1,178,794
Dividends credited (in shares)	173,100	175,516
Settled (in shares)	(1,061,392)	(1,135,128)
Forfeited (in shares)	(89,399)	(106,908)
Ending balance, outstanding (in shares)	3,124,187	3,085,667
Vested (in shares)	887,158	1,000,394
Weighted average fair value at measurement date, other equity instruments granted | $	$ 66	$ 60